Net debt - Reconciliation of changes in liabilities arising from financing activities (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning balance	£ (30,566)	£ (28,502)	£ (26,072)
Impact of transition to IFRS 9				£ (32)
Impact of transition to IFRS 16			(474)
Cash flow	(2,178)	690	(217)
Fair value gains and losses	(142)	(288)	(343)
Foreign exchange movements	1,710	(807)	(724)
Interest charges	(935)	(1,101)	(1,076)
Other non-cash movements	(136)	(84)	(38)
Reclassification to held for sale	1,123
Liabilities arising from financing activities, ending balance	(31,124)	(30,566)	(28,502)
Borrowings
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning balance	(30,794)	(28,730)	(26,625)
Impact of transition to IFRS 9				(32)
Impact of transition to IFRS 16			(474)
Cash flow	(2,336)	450	(240)
Fair value gains and losses	159	(57)	(9)
Foreign exchange movements	1,710	(807)	(724)
Interest charges	(946)	(1,092)	(1,062)
Other non-cash movements	(136)	(84)	(38)
Reclassification to held for sale	1,123
Liabilities arising from financing activities, ending balance	(31,220)	(30,794)	(28,730)
Financing derivatives
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning balance	228	228	553
Impact of transition to IFRS 9				£ 0
Impact of transition to IFRS 16			0
Cash flow	158	240	23
Fair value gains and losses	(301)	(231)	(334)
Foreign exchange movements	0	0	0
Interest charges	11	(9)	(14)
Other non-cash movements	0	0	0
Reclassification to held for sale	0
Liabilities arising from financing activities, ending balance	£ 96	£ 228	£ 228